Net fee income	6 Months Ended
Jun. 30, 2020
Analysis of income and expense [abstract]
Net fee income

2	Net fee income

		Half-year to
		30 Jun	30 Jun	31 Dec
		2020	2019	2019
		Total	Total	Total
	Footnotes	$m	$m	$m
Net fee income by product
Funds under management		1,113	1,067	1,110
Cards		954	968	1,007
Broking income		743	544	513
Credit facilities		726	805	813
Account services		649	1,034	969
Underwriting		552	446	383
Unit trusts		455	546	489
Global custody		446	342	375
Remittances		325	373	374
Imports/exports		288	338	324
Insurance agency commission		171	200	177
Other		1,058	1,141	1,101
Fee income		7,480	7,804	7,635
Less: fee expense		(1,554)	(1,680)	(1,736)
Net fee income		5,926	6,124	5,899
Net fee income by global business	1
Wealth and Personal Banking		2,691	2,870	2,765
Commercial Banking		1,630	1,773	1,617
Global Banking and Markets		1,608	1,489	1,550
Corporate Centre		(3)	(8)	(33)

1	A change in reportable segments was made in 2Q20. Comparative data have been re-presented accordingly. For further guidance, refer to Note 5 on page 102.